Summary of Significant Accounting Policies (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 52,311,360	$ 57,339,888
% of total markers receivable	33.00%	34.00%
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 5,305,754	$ 10,405,378
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,838,005	8,907,468
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,016,045	9,906,074
Financing Receivables 91 To 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	32,151,556	28,120,968
Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 0	$ 0